Intangible Assets and Goodwill (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Intangible Assets and Goodwill
Intangible assets and goodwill	R$ 4,924,726	R$ 4,985,385	R$ 5,086,937
Software [member]
Intangible Assets and Goodwill
Weighted average amortization rate	15.00%
Intangible assets and goodwill	R$ 83,415	76,325	60,088
Trademarks [member]
Intangible Assets and Goodwill
Weighted average amortization rate	5.00%
Intangible assets and goodwill	R$ 573,586	584,035	610,541
Customer Portfolio [member]
Intangible Assets and Goodwill
Weighted average amortization rate	8.00%
Intangible assets and goodwill	R$ 928,858	1,010,722	1,093,885
Goodwill [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	R$ 3,307,805	3,286,263	3,286,263
Platform content production [member]
Intangible Assets and Goodwill
Weighted average amortization rate	33.00%
Intangible assets and goodwill	R$ 23,821	9,426
In progress [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	R$ 999	14,051	30,098
Other Intangible assets [member]
Intangible Assets and Goodwill
Weighted average amortization rate	33.00%
Intangible assets and goodwill	R$ 6,243	4,563	R$ 6,062
Cost [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	5,350,096	5,348,172
Cost [member] | Software [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	204,213	276,542
Cost [member] | Trademarks [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	631,935	614,958
Cost [member] | Customer Portfolio [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	1,113,792	1,109,388
Cost [member] | Goodwill [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	3,307,805	3,286,263
Cost [member] | Platform content production [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	53,069	28,880
Cost [member] | In progress [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	999	14,051
Cost [member] | Other Intangible assets [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	38,283	18,090
Accumulated amortization [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	(425,369)	(362,787)
Accumulated amortization [member] | Software [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	(120,798)	(200,217)
Accumulated amortization [member] | Trademarks [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	(58,349)	(30,923)
Accumulated amortization [member] | Customer Portfolio [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	(184,934)	(98,666)
Accumulated amortization [member] | Goodwill [member]
Intangible Assets and Goodwill
Intangible assets and goodwill
Accumulated amortization [member] | Platform content production [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	(29,248)	(19,454)
Accumulated amortization [member] | In progress [member]
Intangible Assets and Goodwill
Intangible assets and goodwill
Accumulated amortization [member] | Other Intangible assets [member]
Intangible Assets and Goodwill
Intangible assets and goodwill	R$ (32,040)	R$ (13,527)